Provisions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
IfrsStatementLineItems [Line Items]
Executed court agreements	R$ 308,134,000
Performance of works	302,873,000
Environmental compensations	5,261,000
Guarantee insurance for escrow deposit renewed	432,200,000		R$ 600,000,000
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Tax deficiency notice related to sewage services	957,199,000	R$ 857,688,000
Other Concession Related Legal Proceedings [Member]
IfrsStatementLineItems [Line Items]
Indemnities receivable	R$ 27,539,000	R$ 27,539,000